Concentration of Credit Risk - Summary of Credit Exposure Associated with our On- and Off-Balance Sheet Financial Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Credit exposure	[1]	$ 931,129	$ 861,193
Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure		797,129	734,824
Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure		381,042	337,092
Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		94,409	74,455
Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		11,247	9,877
Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		155,424	143,339
Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		119,962	109,421
Canada [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure		537,932	512,542
Canada [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure		303,145	270,577
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		59,636	48,236
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		11,229	9,860
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		154,341	142,351
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		77,939	70,130
United States [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure		181,813	151,337
United States [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure		52,258	44,885
United States [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		18,315	13,482
United States [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		10	10
United States [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		700	554
United States [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		33,233	30,839
Other countries [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure		77,384	70,945
Other countries [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure		25,639	21,630
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		16,458	12,737
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		8	7
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		383	434
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure		$ 8,790	$ 8,452

[1]	Excludes exposures arising from derivative and repo-style transactions that are cleared through QCCPs as well as credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets that are risk-weighted at 100%, significant investments in the capital of non-financial institutions that are risk-weighted at 1,250%, settlement risk, and amounts below the thresholds for deduction that are risk-weighted at 250%.